INCOME TAX AND SOCIAL CONTRIBUTION - Reconciliation of expense with income tax and social contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of expense with income tax and social contribution
Earnings before Corporate Income Tax and Social Contribution	R$ 3,347,210	R$ 11,059,505
Tax rate	9.00%
Total Corporate Income Tax and Social Contribution calculated at a rate of 25% and 9%, respectively	R$ (1,138,051)	(3,760,232)
Additions and Exclusions effects:
Unrecognized/written-of deferred taxes	(2,885,746)	(9,336,783)
Exchange Variation	40,131	(136,397)
Equity Method Investments	805,724	722,018
Provisions	1,727,714	5,721,293
Financial income - Contract Asset	272,872	689,880
Monetary update	(314,694)	48,435
Tax loss offset/Negative basis		13,525
Reversal of Tax Credits	(376,652)	(887,365)
Tax incentives	152,059	732,541
Donations	(20,617)	(17,830)
Grants	20,617	17,830
Hydrological Risk Renegotiation	395,666	1,317,411
Other additions and exclusions	645,981	(367,138)
Total Corporate Income Tax and Social Contributions expenses	R$ 695,613	R$ 5,260,642	R$ 378,858
Effective Rate	20.78%	48.03%
Tax incentive percentage	75.00%
Tax incentives - SUDENE and SUDAM	R$ 116,797	R$ 678,853
IRPJ
Reconciliation of expense with income tax and social contribution
Tax rate	25.00%	25.00%
CSLL
Reconciliation of expense with income tax and social contribution
Tax rate	9.00%	9.00%